Debt and Trust Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2011
Debt And Trust Preferred Securities [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2011	2010
$400 million 6.75% Junior Subordinated Debentures due 2065	$318,725	$318,723
$400 million 5.00% Senior Notes due 2021	397,920	--
$400 million 6.45% Senior Notes due 2019	399,466	399,398
$300 million 5.625% Senior Notes due 2017	298,577	298,304
$200 million 6.75% Senior Notes due 2011	--	199,985
Total Debt	1,414,688	1,216,410
Less portion due in less than one year (short-term debt)	-	(199,985)
Long-term Debt	$1,414,688	$1,016,425

$225 million 5.75% Preferred Securities due 2051	$--	$159,421